Loans from Banking Corporations (Tables)	12 Months Ended
Dec. 31, 2024
Loans from Banking Corporations [Abstract]
Schedule of Composition	Composition:
	Interest rate	December 31
	%	2024	2023

Loan denominated in shekels(*)	P+1.5%	-	99
Less current maturities		-	73
		-	26

(*)	During 2024, the Company fully repaid the loan, including current interest and principal.